UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended September 30, 2011
This is not an Amendment

Institutional Investment Manager Filing this Report:

Name: Quantum Capital Management, LLC.

Address: 105 East Mill Road
         Northfield, NJ 08225

13F File Number: 28-14402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit, that all informations contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hughes
Title:  President
Phone:  609-677-4949

Signature, Place, Date of Signing

 John Hughes                  Northfield, NJ            11/8/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]                [Date]

Report Type:

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                  -----------------------

Form 13F Information Table Entry Total:            44
                                                  -----------------------

Form 13F Information Table Value Total:            $152,864 (x thousand)
                                                  -----------------------


List of Other Included Managers:


D


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                           Form 13F Information Table


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FORM 13F INFORMATION TABLE



    COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4   COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
                              TITLE OF                   VALUE    SHARES/ SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
 NAME OF ISSUER                CLASS          CUSIP    (X$1000)   PRN AMT PRN CALL  DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co     CL A             002896207     4648   75501    SH         Sole               75501
Aecom Technology Corp Dela COM              00766T100     1132   64038    SH         Sole               64038
Atrion Corp                COM              049904105      444    2140    SH         Sole                2140
Autodesk Inc               COM              052769106     2382   85732    SH         Sole               85732
Berkshire Hathaway Inc Del CL B NEW         084670702     2969   41789    SH         Sole               41789
Cass Information Sys Inc   COM              14808P109     3473  111858    SH         Sole              111858
Companhia de Bebidas das A SPON ADR PFD     20441W203     3495  114033    SH         Sole              114033
Copart Inc                 COM              217204106    12512  319832    SH         Sole              319832
Direxion Shs ETF TR        DLYSMCAPBEA3X    25459W110     1059   19998    SH         Sole               19998
Donaldson Inc              COM              257651109    10379  189404    SH         Sole              189404
Google Inc                 CL A             38259P508     4985    9678    SH         Sole                9678
Heartland Pmt Sys Inc      COM              42235N108      584   29601    SH         Sole               29601
Intrepid Potash Inc        COM              46121Y102      620   24919    SH         Sole               24919
Ishares TR                 IBOXX INV CPBD   464287242    13824  123087    SH         Sole              123087
Ishares TR                 BARCLAYS SH TREA 464288679     5513   50000    SH         Sole               50000
Ishares TR                 RUSSELL 3000     464287689       27     400    SH         Sole                 400
Ishares Silver Trust       ISHARES          46428Q109        1      27    SH         Sole                  27
ITAU Unibanco HLDG SA      SPON ADR REP PFD 465562106     1086   70000    SH         Sole               70000
Johnson & Johnson          COM              478160104     3231   50736    SH         Sole               50736
LKQ Corp                   COM              501889208     6376  263909    SH         Sole              263909
Market Vectors ETF TR      GOLD MINER ETF   57060U100      828   15000    SH         Sole               15000
Market Vectors ETF TR      JR GOLD MINERS E 57060U589      338   12000    SH         Sole               12000
Market Vectors ETF TR      BRAZL SMCP ETF   57060U613      157    4000    SH         Sole                4000
Micros Sys Inc             COM              594901100      308    7001    SH         Sole                7001
Microsoft Corp             COM              594918104    12493  501947    SH         Sole              501947
Nicholas Financial Inc     COM NEW          65373J209     1799  184108    SH         Sole              184108
Nordson Corp               COM              655663102      700   17602    SH         Sole               17602
Oceaneering Intl Inc       COM              675232102      389   11002    SH         Sole               11002
Oracle Corp                COM              68389X105     8875  308816    SH         Sole              308816
Progressive Corp           COM              743315103    13410  755058    SH         Sole              755058
Proshares TR               PSHS ULSHRUS2000 74348A202      600   10283    SH         Sole               10283
Proshares TR               ULT SHR S&P500   74347X856        2     120    SH         Sole                 120
Proshares TR               ULTR RUSSL2000   74347X799        5     150    SH         Sole                 150
Proshares TR               ULTRASHRT EURO   74347W882     6360  329865    SH         Sole              329865
Proshares TR               ULTSHT CHINA 25  74347X567     2469   54429    SH         Sole               54429
Proshares TR               PSHS ULSHT SP500 74347R883      765   30000    SH         Sole               30000
Proshares TR               PSHS ULTSH 20YRS 74347R297       23    1200    SH         Sole                1200
SEI Investments Co         COM              784117103     7404  481396    SH         Sole              481396
SPDR Gold Trust            GOLD SHS         78463V107     3237   20482    SH         Sole               20482
Sprott Physical Gold Trust UNIT             85207H104     3204  228166    SH         Sole              228166
Sun Hydraulics Corp        COM              866942105      200    9801    SH         Sole                9801
Mosaic Co New              COM              61945C103     5183  105841    SH         Sole              105841
Tupperware Brands Corp     COM              899896104     4096   76220    SH         Sole               76220
Yamana Gold Inc            COM              98462Y100     1279   93601    SH         Sole               93601

Total  $152,864 (x1000)

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